Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net - Summary of Recognized Impairment Losses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	$ 306	$ 64	$ 23
Spain [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	135		2
United States [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	76	6	13
United Kingdom [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	39
Puerto Rico [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	20	52
Croatia [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	13
Panama [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	12
Dominican Republic [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	5
Colombia [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	2	3	2
France [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	2	1
Poland [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses			5
Mexico [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses			$ 1
Other countries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	$ 2	$ 2